Loans Receivable	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
LOANS RECEIVABLE
6.	LOANS RECEIVABLE

	December 31, 2021	December 31, 2020
Borrower A	$266,767	$-
Borrower B	199,893	-
Borrower C	404,008	-
Borrower D	1,590,000	-
Borrower E	200,000	-
	$2,660,668	$-

During the year ended December 31, 2021, the Company made loans of RMB6,700,000 (approximately $1,038,631), RMB1,273,840 (approximately $197,470), RMB2,574,580 (approximately $399,110), $1,890,000 and $200,000 to five borrowers, Borrower A, B, C, D, E, respectively, and collected RMB 5,000,000 (approximately $775,098) and $300,000 from Borrower A and D, respectively, during the year 2021. There were total balances of approximately $2,660,668 as of December 31, 2021. The loans were provided to these borrowers for their working capitals needs. These loans were not interest bearing and repayable in March 2022 through December 2022.

From March 2022 to April 2022, Borrower A, B and C has repaid the outstanding balance of $266,767, $199,893 and $404,008 respectively. Subsequently during January through March 2022, the Company made additional interest-free loans of RMB4,000,000 (approximately $630,000) and RMB 600,000 (approximately $90,000) to Borrower A and C, respectively. Borrower C repaid the $90,000 loan in April 2022.

From January to March 2022, the Company made additional loans of $200,000 to Borrower E. In April 2022, Mr. Yang, the Chief Executive Officer of the Company, provided a guarantee on the borrowings to Borrower A, D and E, respectively, providing that Mr. Yang will repay the loans on behalf of the Borrower A, D and E if any of them failed to repay the loan. The Company expected the loans could be collected from Borrower D and Borrower E in December 2022 when due.